Note 9 - Series B Mandatorily Redeemable Preferred Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
Financial Instruments Subject to Mandatory Redemption Disclosure [Text Block]
10.
SERIES B MANDATORILY REDEEMABLE PREFERRED STOCK

During the year ended
December
31,
2019,
the Company redeemed all of its remaining
16,900
 shares of its Series B Preferred Stock for
$16.9
 million. As of
June 30, 2020
and
December
31,
2019,
no
Series B Preferred Stock remained outstanding. Amortization expense totaling approximately
$61,000
and
$122,000
was included in interest expense for the
three
and
six
months ended
June 30, 2019
in the accompanying condensed consolidated statements of operations. The unamortized deferred costs totaled zero
as of
June 30, 2020
and
December
31,
2019,
respectively.

9.
SERIES B MANDATORILY REDEEMABLE PREFERRED STOCK

In
August 2014,
the Company closed on a private placement offering of its mandatorily redeemable Series B Preferred Stock (“Series B Preferred Stock”). The financing was funded in installments and completed on
December
24,
2015.
As of
December
31,
2015,
the Company had issued
35,000
shares of its Series B Preferred Stock. As of
December
31,
2019
and
2018,
the outstanding number of shares was
zero
and
16,900,
respectively. The Company has classified the Series B Preferred Stock as a liability in accordance with ASC Topic
No.

480,
“
Distinguishing Liabilities from Equity
,” which states that mandatorily redeemable financial instruments should be classified as liabilities and therefore the related dividend payments are treated as a component of interest expense in the accompanying consolidated statements of operations.

The Series B Preferred Stock was scheduled to be redeemed on
August 1, 2017;
however, the Company had
two one
-year options to extend the redemption date. The Company exercised both one
-year option to extend the redemption date to
August
1,
2019
and paid total extension fees of
$307,000.
The Company incurred approximately
$3.1
 million in legal and underwriting costs related to this offering. These costs were recorded as deferred financing costs on the accompanying consolidated balance sheets as a direct deduction from the carrying amount of that debt liability and are being amortized over the term of the agreement. Amortization expense totaling approximately
$122,000
and
$147,000
was included in interest expense for the year ended

December
31,
2019
and
2018,
respectively, in the accompanying condensed consolidated statements of operations. The unamortized deferred stock costs totaled zero
and
$122,000
as of
December
31,
2019
and
2018,
respectively.

During the year ended
December
31,
2019,
the Company redeemed all of the
16,900
shares of its remaining Series B Preferred Stock for
$16.9
 million. During the year ended
December
31,
2018,
the Company redeemed
13,800
shares of its Series B preferred stock for
$13.8
 million. As of
December
31,
2019,
no
Series B Preferred Stock remained outstanding and as of
December
31,
2018,
16,900
shares were outstanding.